Summary of principal accounting policies - Additional information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease expenses		¥ 41,902	¥ 34,682	¥ 18,585
Threshold of lease property remaining economic life, Percent		75.00%
Threshold of future lease payments present value, percent		90.00%
Threshold reserve fund, percent of after-tax profits		10.00%
Threshold percentage of registered capital negating reserve appropriation		50.00%
Appropriation to statutory surplus fund		¥ 0	¥ 4,678	¥ 11,915
Number of reportable segments | $	1
Impairment loss for long-lived assets | $	$ 0
Accounting standards update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustments to Retained Earnings, Right-of-Use Asset		10,000
Adjustments to Retained Earnings, Total Lease Liability		¥ 15,000